Exploration and Evaluation Assets - Columbian and Lafayette Counties, Arkansas (Details)							12 Months Ended
	Dec. 29, 2020 USD ($)	Dec. 29, 2019 USD ($)	Dec. 29, 2018 USD ($)	Jan. 28, 2018 USD ($)	Jul. 26, 2017 CAD ($)	Jul. 26, 2017 USD ($) a	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets							$ 3,509,773	$ 5,924,200
Property, Columbian and Lafayette Counties, Arkansas | Vendor
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a						33,000
Non-refundable deposit at signing of MOU					$ 614,150	$ 500,000
Purchase of exploration and evaluation assets	$ 750,000	$ 700,000	$ 600,000	$ 500,000
Additional annual payment						$ 1,000,000
Period after agreement to begin annual payment					48 months	48 months
Net smelter return royalty (as a percent)						2.50%
Minimum Royalty						$ 1,000,000